Financial income (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Interest income from financial assets measured at amortized costs	kr 895	kr 5,413	kr 4,263
Fair value adjustments of other investments and marketable securities, cf note 21	936	2,846	0
Exchange rate adjustments	0	5,518	4,705
Dividend, Marketable securities	191	878	1,020
Total financial income	kr 2,022	kr 14,655	kr 9,988